III. FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
III. FINANCIAL RISK MANAGEMENT
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2023	2022
Argentine Peso / U.S. dollar	(134,716)	(126,739)
Euro / U.S. dollar	(203,608)	(42,458)
Saudi Arabian Riyal / U.S. dollar	(181,931)	(74,183)

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2023		2022
	In thousands of U.S. dollars	%	In thousands of U.S. dollars	%
Fixed rate (*)	294,946	51%	497,889	68%
Variable rate	288,491	49%	230,873	32%
Total	583,437		728,762

(*) Out of the $294.9 million fixed rate borrowings, $271.1 million are short-term.

Disclosure of fair value of financial instruments [text block]
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2023		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	1,637,821	1,414,397	-	223,424	223,424	-	-
Other investments	1,969,631	896,166	834,281	239,184	1,073,465	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	896,166	896,166	-	-	-	-	-
U.S. Sovereign Bills	282,225	282,225	-	-	-	-	-
Certificates of deposits	334,637	334,637	-	-	-	-	-
Commercial papers	196,708	196,708	-	-	-	-	-
Other notes	82,596	82,596	-	-	-	-	-
Bonds and other fixed income	834,281	-	834,281	-	834,281	-	-
U.S. government securities	126,399	-	126,399	-	126,399	-	-
Non-U.S. government securities	10,943	-	10,943	-	10,943	-	-
Corporates securities	696,939	-	696,939		696,939	-	-
Mutual Fund	239,184	-	-	239,184	239,184	-	-
Derivative financial instruments	9,801	-	-	9,801	-	9,801	-
Other Investments Non-current	405,631	-	398,220	7,411	398,220	-	7,411
Bonds and other fixed income	398,220	-	398,220	-	398,220	-	-
Other investments	7,411	-	-	7,411	-	-	7,411
Trade receivables	2,480,889	2,480,889	-	-	-	-	-
Receivables C and NC	414,778	93,144	-	-	-	-	-
Other receivables	93,144	93,144	-	-	-	-	-
Other receivables (non-financial)	321,634	-	-	-	-	-	-
Total		4,884,596	1,232,501	479,820	1,695,109	9,801	7,411
Liabilities
Borrowings C and NC	583,437	583,437	-	-	-	-	-
Other liabilities C and NC (*)	693,913	-	-	86,240	-	-	86,240
Other liabilities	86,240	-	-	86,240	-	-	86,240
Other liabilities (non-financial)	607,673	-	-	-	-	-	-
Trade payables	1,107,567	1,107,567	-	-	-	-	-
Lease Liabilities C and NC	134,433	134,433	-	-	-	-	-
Derivative financial instruments	11,150	-	-	11,150	-	11,150	-
Total		1,825,437	-	97,390	-	11,150	86,240

(*) Includes liability related to share buyback program. See note 37 to these Consolidated Financial Statements.

	Carrying amount	Measurement Categories			At Fair Value
December 31, 2022		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	1,091,527	668,668	-	422,859	422,859	-	-
Other investments	438,448	196,152	182,988	59,308	242,296	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	196,152	196,152	-	-	-	-	-
Certificates of deposits	36,167	36,167	-	-	-	-	-
Commercial papers	19,785	19,785	-	-	-	-	-
Other notes	140,200	140,200	-	-	-	-	-
Bonds and other fixed income	211,953	-	182,988	28,965	211,953	-	-
Non-U.S. government securities	108,310	-	79,345	28,965	108,310	-	-
Corporates securities	103,643	-	103,643	-	103,643	-	-
Mutual Fund	30,343	-	-	30,343	30,343	-	-
Derivative financial instruments	30,805	-	-	30,805	-	30,805	-
Other Investments Non-current	119,902	-	113,574	6,328	113,574	-	6,328
Bonds and other fixed income	113,574	-	113,574	-	113,574	-	-
Other investments	6,328	-	-	6,328	-	-	6,328
Trade receivables	2,493,940	2,493,940	-	-	-	-	-
Receivables C and NC (*)	395,531	105,397	48,659	-	-	-	48,659
Other receivables	154,056	105,397	48,659	-	-	-	48,659
Other receivables (non-financial)	241,475	-	-	-	-	-	-
Total		3,464,157	345,221	519,300	778,729	30,805	54,987
Liabilities
Borrowings C and NC	728,762	728,762	-	-	-	-	-
Trade payables	1,179,457	1,179,457	-	-	-	-	-
Lease Liabilities C and NC	112,177	112,177	-	-	-	-	-
Derivative financial instruments	7,127	-	-	7,127	-	7,127	-
Total		2,020,396	-	7,127	-	7,127	-

(*) Includes balances related to interest in Venezuelan companies. See note 35 to these Consolidated Financial Statements.

Disclosure of fair value measurement [text block]
	Year ended December 31,
	2023	2022
At the beginning of the year	54,987	56,294
Decrease (*)	(47,467)	(1,126)
Currency translation adjustment and others	(109)	(181)
At the end of the year	7,411	54,987

(*) For 2023, related to the sale of Venezuela awards. For more information see notes 6 and 35.